INVESTMENT ADVISER
FIRST SECURITY INVESTMENT
  MANAGEMENT, INC.
61 South Main Street
Salt Lake City, Utah 84111

AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Philip E. Albrecht
Gary C. Cornia
William L. Ensign
D. George Harris
Anne J. Mills
R. Thayne Robson

OFFICERS
Lacy B. Herrmann, President
Jerry G. McGrew, Vice President
Kimball L. Young, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.



(TAX-FREE FUND FOR UTAH LOGO)


SEMI-ANNUAL
REPORT
DECEMBER 31, 1996


(LOGO OF AQUILA FUNDS EAGLE HEAD)



TAX-FREE FUND FOR
UTAH

A TAX-FREE INCOME INVESTMENT

(AQUILA TAX-FREE FUND FOR UTAH LOGO)

ONE OF THE
AQUILASM GROUP OF FUNDS

                      (TAX-FREE FUND FOR UTAH LOGO)

                         TAX-FREE FUND FOR UTAH
                           SEMI-ANNUAL REPORT
                     "THE VALUE OF STEADFASTNESS"

                                                        February 18, 1997

Dear Investor:

  Most of us have heard, at one time or another, the story of the tortoise and the hare. With respect to your investment in Tax-Free Fund For Utah, this old adage, detailing the virtue of steadfastness, speaks volumes. If the finish line you are seeking to cross is one of capital preservation and double tax-free income, then an investment which performs much like the tortoise just might "win the race."

THE CALL OF THE STOCK MARKET

  As I am sure you will agree, recent years have been banner ones for the stock market. The spectacular price increases experienced have made the appeal of investing in equity securities extremely powerful and, at times, almost irresistible.

  If it were possible to know in advance just what and when to buy or sell in order to maximize profit, then constantly switching your investment vehicle, trying to capture the latest trend, would be uncomplicated.

  Unfortunately, "timing" the market, with any degree of consistency, is near impossible. We have generally found that, for the average investor, switching continuously from one security to another in the management of his/her investment portfolio tends to be a fruitless, often imprudent, exercise. With the degree of volatility inherent in the equity markets, missing an upturn or downturn could result in a disastrous loss of invested principal.

PROUD TO BE A TORTOISE

  Our various survey results indicate that a substantial portion of investors in Tax-Free Fund For Utah are retirees or pre-retirees who are concerned about capital preservation. Accordingly, staying on track with your investment in the Fund could well prove to be the most appropriate course to follow. Although equity investments can be rewarding for a portion of one's capital, it is still critical to keep firmly in mind your overall investment goal and not get disproportionately distracted by the dazzle of other investments.

  It is no great secret that municipal bonds, such as those in which the Fund invests, are generally not exciting investments. Unlike stocks, they do not experience abrupt, dramatic highs. However, it must be kept in mind that municipal bonds also do not experience the dumbfounding lows of stocks. Municipal bond funds just plod along from year to year, much like the tortoise, producing consistent double tax-free results for shareholders.

  While being a tortoise may not be as glamorous as being a hare, this should not represent a cause for concern. The end result is really what counts - not how you got there, but that you got there at all.

CAPITAL PRESERVATION STRATEGIES

  Although capital preservation is not guaranteed, the Fund does take some very deliberate steps to ensure that there will be minimal volatility in share price over a reasonable time frame.

  The Fund's basic philosophy is "don't put all your eggs in one basket." And, when you choose the eggs for that basket, choose only quality ones.

  DIVERSIFICATION is a key stability tool used in the construction of the Fund's investment portfolio. At year-end 1996, over 60 separate municipal issues were represented in the Fund's portfolio. Having such a breadth of participation helps to ensure against any significant loss of principal by the Fund in the remote event anything ever did go wrong with a particular issuer. Such diversification also enables the Fund to participate in financing many different vital public purpose projects in numerous communities throughout Utah, thereby benefitting residents of the entire state.

  We have found from experience that sticking with QUALITY is best in the long run. Therefore, investments in the Fund are specifically limited to only the top four credit ratings, or equivalent, of the nine assignable to municipal securities by nationally-known credit rating services. At December 31, 1996, 97.6% of the portfolio was comprised of the top three credit ratings - AAA, AA, and A.

  Emphasis is also placed on having A SPREAD OF MATURITIES in the Fund's investment portfolio. As you probably are aware, short term maturities tend to have very little price fluctuation, but produce a lesser rate of return than longer maturity securities. Conversely, long-term maturities produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

  By creating a blend of maturities, ranging from under one year to over 20 years in length, the Fund attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down. Thus, the current average maturity of the Fund's portfolio is the relatively intermediate term of 14 years.

  The Fund's Investment Adviser, First Security Investment Management, Inc., examines the above elements very carefully when selecting each individual "egg" for your basket of investments in order to obtain the most appropriate fit. Such careful attention seeks to provide protection for shareholders' capital and promote stability.

TAX-FREE RATE OF RETURN

What many investors sometime forget is that while the level of income from the Fund may seem unimpressive on the surface, it is DOUBLE TAX-FREE - free of both regular Federal and State of Utah income taxes. When the rate of return achieved by the Fund is converted into a taxable equivalent rate, the outcome is generally quite an eye-opener.

  The following chart shows the average annualized level of DOUBLE TAX-FREE income return distributed to shareholders from January 1, 1996 to December 31, 1996, as measured against the maximum public offering price.** It additionally illustrates the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Fund.

  No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the TAXABLE and the DOUBLE TAX-FREE return levels.

              TAX-FREE FUND FOR UTAH'S DOUBLE TAX-FREE
              DISTRIBUTION RATE AS COMPARED TO THE
              TAXABLE EQUIVALENT RATE AN INVESTOR WOULD
              HAVE TO EARN AT VARIOUS TAX BRACKETS

 Tax Bracket     Taxable Equivalent Rate    Double Tax-Free Distribution Rate
 28%             7.81%                      5.23%
 31%             8.26%                      5.23%
 36%             8.94%                      5.23%
 39.6%           9.50%                      5.23%

INVESTING WITH PRIDE IN UTAH'S FUTURE

  In addition to providing DOUBLE TAX-FREE income to shareholders, Tax-Free Fund For Utah also affords investors the opportunity of investing with pride in Utah's future.

  The municipal bonds purchased through investments in the Fund help finance vital public-purpose projects throughout the communities of Utah. In fact, on any typical day, numerous shareholders most likely will come into contact with at least one project financed by bonds in the Fund's investment portfolio. Tax-Free Fund For Utah helps to finance important infrastructure developments such as schools, roads, airports, hospitals, etc. These are all projects that you can reach out and touch - ones in which you can be proud that they will ultimately enhance the quality of life in Utah.



OUR PLEDGE TO YOU
  Management of Tax-Free Fund For Utah values the confidence you have placed in us. You can be assured that we will steadfastly strive to help you cross the finish line of your investment goal.

                                           Sincerely,

                                           /s/ Lacy B. Herrmann

                                           Lacy B. Herrmann
                                           President and Chairman
                                             of the Board of Trustees

**The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return as of 12/31/96 for the past one-year period was 4.21% and since inception was 6.60%. These returns do not take into consideration the maximum sales charge of 4% or subsidization or waiver of management fees and certain expenses. Returns would be less if sales charges, management fees and expenses were applied. As of 12/31/96, the Fund's 30-day SEC yield was 4.96%.

                         TAX-FREE FUND FOR UTAH
                        STATEMENT OF INVESTMENTS
                      DECEMBER 31, 1996 (unaudited)


                                                      RATING
    FACE                                              MOODY'S/
   AMOUNT          GENERAL OBLIGATION BONDS (32.5%)   S&P           VALUE
                   City and County General
                     Obligation Bonds (4.7%)
  $ 125,000        Blanding City, Utah, San Juan
                     County, Natural Gas Project
                     G.O., Series 1994,
                     5.800% 07/15/13                  Baa/NR        $ 125,938
    290,000        Central Utah Water Conservancy
                     District, Limited Tax G.O.,
                     Series 1993, MBIA Insured
                     5.100% 04/01/07                 Aaa/AAA          290,362
    235,000        Salt Lake County, Utah Service
                     Area G.O.,
                     5.350%, 12/15/06                  A/NR           240,581
    100,000        Salt Lake County, Utah G.O.,
                     6.375%, 06/15/11                 Aaa/NR          105,750
    290,000        Sandy City, Utah Refunding
                     Public Building G.O.,
                     6.700%, 12/15/10                 A1/NR           316,463
    300,000        Weber County, Utah Unlimited
                     Tax G.O.,
                     FGIC Insured, 5.625%, 1/15/11   Aaa/AAA          304,500

                                                                    1,383,594
                   School District General
                     Obligation Bonds (27.3%)
    535,000        Beaver County, Utah School
                     District G.O., Series 1994,
                     AMBAC Insured,
                     5.200%, 12/15/12                Aaa/AAA          514,938
    510,000        Cache County, Utah School
                     District G.O., Series A,
                     AMBAC Insured,
                     5.750%, 06/15/08                Aaa/AAA          529,762
    700,000        Cache County, Utah School
                     District G.O., Series A,
                     AMBAC Insured,
                     5.800%, 06/15/09                Aaa/AAA          725,375
  1,000,000        Cache County, Utah School
                     District G.O., Series A,
                     AMBAC Insured,
                     5.900%, 06/15/13                Aaa/AAA        1,030,000
    595,000        Carbon County, Utah School
                     District G.O., Series 1993,
                     MBIA Insured,
                     5.450%, 06/15/10                Aaa/AAA          599,462
  1,000,000        Davis County, Utah School
                     District G.O., MBIA Insured,
                     5.850%, 06/01/09                Aaa/AAA        1,043,750
    500,000        Jordan, Utah School District
                     G.O.,
                     5.900%, 06/15/04                 Aa/NR           532,500
    665,000        Jordan, Utah School District
                     G.O.,
                     6.000%, 06/15/05                 Aa/NR           709,888
    235,000        Jordan, Utah School District
                     G.O.,
                     6.100%, 06/15/07                 Aa/NR           250,275
  1,000,000        Nebo County, Utah School
                     District G.O, FGIC Insured,
                     5.750%, 06/15/11                Aaa/AAA        1,026,250
    770,000        Nebo County, Utah School
                     District, FGIC Insured,
                     6.00%, 06/15/18                 Aaa/AAA          795,025
    250,000        Washington County, Utah
                     School District G.O,
                     FGIC Insured,
                     5.000%, 09/01/06                Aaa/AAA          251,250

                                                                     8,008,475

                   Recreational Facilities General
                     Obligation Bonds (.5%)
    150,000        West Bountiful City, Utah Golf
                     Course G.O,
                     6.350%, 09/01/13                 Baa/NR          156,750

                                                                      156,750
                     Total General Obligation Bonds                 9,548,819

                   REVENUE BONDS (65.9%)
                   Education Revenue Bonds (6.9%)
    200,000        University of Utah Revenue
                     Refunding, (Biology Research
                     Facilities), MBIA Insured,
                     5.500%, 04/01/11                Aaa/AAA          202,500
    190,000        Utah State Board of Regents,
                     Salt Lake Community College,
                     AMBAC Insured,
                     6.000%, 06/01/05                Aaa/AAA          201,163
    300,000        Utah State Board of Regents,
                     Student Loan, Series C,
                     5.450%, 05/01/05                 Aaa/NR          305,625
    150,000        Utah State Board of Regents,
                     Utah State University
                     Revenue Refunding Student
                     Building Fees, Series 1993A,
                     AMBAC Insured,
                     5.800%, 12/01/05                Aaa/AAA          157,500
    500,000        Utah State Board of Regents,
                     Utah State University
                     Revenue Refunding Student
                     Building Fees, Series 1994B,
                     MBIA Insured,
                     5.750%, 12/01/07                Aaa/AAA          520,625
    300,000        Utah State University
                     Agricultural Education
                     Facilities, MBIA Insured,
                     6.150%, 12/01/14                Aaa/AAA          313,125
    300,000        Weber County, Utah School
                     District, MBIA Insured,
                     6.000%, 06/15/07                Aaa/AAA          315,000

                                                                    2,015,538

                   Hospital Revenue Bonds (2.1%)
    250,000        Murray City, Utah Hospital
                     Revenue, Intermountain
                     Health Care, AMBAC Insured,
                     5.200%, 05/15/08                Aaa/AAA          248,438
    250,000        Salt Lake City, Utah Hospital
                     Revenue, Intermountain Health
                     Care,
                     8.000%, 05/15/07                 NR/AAA          267,188
    100,000        Utah State Municipal Finance
                     Corp., University of Utah
                     Hospital,
                     6.750%, 05/15/04                 NR/AA-          108,125

                                                                      623,751

                   Industrial Development
                     Revenue Bonds (1.3%)
    120,000        Salt Lake County, Utah
                     Industrial Development,
                     Plaza 5400,
                     6.200%, 09/01/12                 NR/AA+          126,450

    250,000        Sandy City, Utah Industrial
                     Development, H Shirl
                     Wright Project,
                     6.125%, 08/01/16                 NR/AAA          256,250

                                                                      382,700

                   Lease Revenue Bonds (19.0%)
    600,000        Layton City, Utah Municipal
                     Building  Authority,
                     MBIA Insured,
                     5.700%, 08/15/08                Aaa/AAA          614,250
    200,000        Ogden City, Utah Municipal
                     Building  Authority,
                     Series 1992,
                     6.800%, 12/15/08                 NR/NR*          209,000
    200,000        Ogden City, Utah Municipal
                     Building  Authority,
                     Series 1992,
                     7.000%, 12/15/12                 NR/NR*          207,750
    600,000        Salt Lake City, Utah Municipal
                     Building Authority,
                     Series 1993A,
                     5.750%, 10/15/08                 A1/A+           616,500
  1,000,000        Salt Lake City, Utah Municipal
                     Building Authority,
                     6.000%, 10/15/14                 A1/A+         1,020,000
  1,000,000        Salt Lake County, Utah Municipal
                     Building Authority, Series
                     1994A, MBIA Insured
                     6.050%, 10/01/08                Aaa/AAA        1,051,250
    475,000        Utah Municipal Building
                     Authority, Logan  Municipal
                     Building, Series 1993,
                     5.900%, 04/01/11                  A/NR           483,906
    685,000        Utah State Building Ownership
                     Authority, Series A,
                     5.750%, 08/15/07                 Aa/AA           703,837
    350,000        Utah State Building Ownership
                     Authority,
                     5.750%, 08/15/08                 Aa/AA           357,875
    315,000        West Valley City, Utah
                     Municipal Building Authority,
                     Series 1993, MBIA Insured
                     6.000%, 01/15/10                 Aaa/AAA         325,631

                                                                    5,589,999

                   Mortgage Revenue Bonds (6.7%)
    270,000        Utah State Housing Finance
                     Agency, Single Family Housing
                     Mortgage Revenue, Series E-1,
                     5.850%, 07/01/13                 Aa/NR           271,350
    215,000        Utah State Housing Finance
                     Agency, Single Family Housing
                     Mortgage Revenue, Series 1994B,
                     6.200%, 07/01/06                 A1/NR           223,063
    935,000        Utah State Housing Finance
                     Agency, Single Family Housing
                     Mortgage Revenue, Series E-1,
                     6.600%, 07/01/11                 NR/AA           971,231
    485,000        Utah State Housing Finance
                     Agency, Single Family Housing
                     Mortgage Revenue, Series 1994C,
                     6.350%, 07/01/11                 Aa/NR           501,975

                                                                    1,967,619

                   Pollution Control Revenue
                     Bonds (1.3%)
    350,000        Box Elder County Pollution
                     Control Revenue, Nucor
                     Corporation Project,
                     6.900%, 05/15/17                 NR/AA-          377,562

                                                                      377,562
                   Transportation Revenue Bonds
                     (4.0%)
    875,000        Salt Lake City, Utah Airport
                     Revenue, FGIC Insured,
                     Series B,
                     5.875%, 12/01/12                Aaa/AAA          897,969
    285,000        Salt Lake City, Utah Airport
                     Revenue, FGIC Insured,
                     Series B,
                     5.875%, 12/01/18                Aaa/AAA          289,631

                                                                    1,187,600
                   Water and Sewer Revenue Bonds
                     (11.3%)
    270,000        St. George, Utah Sewer Revenue,
                     AMBAC Insured,
                     5.500%, 06/15/07                Aaa/AAA          275,400
    100,000        St. George, Utah Water Revenue,
                     Series A, FGIC Insured,
                     7.050%, 06/01/06                Aaa/AAA          101,441
    300,000        St. George, Utah Water Revenue,
                     FGIC Insured,
                     5.375%, 06/01/16                Aaa/AAA          292,500
    500,000        Salt Lake City, Utah Water And
                     Sewer Revenue, AMBAC Insured,
                     5.750%, 02/01/13                Aaa/AAA          506,250
    525,000        Salt Lake County, Utah Water &
                     Sewer Revenue, AMBAC Insured,
                     6.00%, 02/01/10                 Aaa/AAA          547,312
    300,000        Salt Lake County, Utah Water &
                     Sewer Revenue AMBAC Insured,
                     5.100%, 10/01/08                Aaa/AAA          295,875
    290,000        Salt Lake County Utah
                     Conservancy District Revenue,
                     Series A, AMBAC Insured,
                     5.350%, 10/01/18                Aaa/AAA          280,575
    800,000        Timpanagos, Utah Water & Sewer
                     Revenue, Series A, AMBAC
                     Insured,
                     6.00%, 06/01/16                 Aaa/AAA          827,000
    200,000        Timpanagos, Utah Water & Sewer
                     Revenue, Series A, AMBAC
                     Insured,
                     5.90%, 06/01/11                 Aaa/AAA          207,750

                                                                    3,334,103
                   Utility Revenue Bonds (13.3%)
    400,000        Provo City, Utah Energy
                     Systems Revenue,
                      MBIA Insured, Series A,
                     5.400%, 11/15/05                Aaa/AAA          413,500
    500,000        Provo City, Utah Energy
                     Systems Revenue,
                     MBIA Insured, Series 1993A,
                     5.600%, 11/15/07                Aaa/AAA          514,375
    790,000        Utah Association Municipal
                     Power Systems Revenue,
                     5.250%, 12/01/09                 NR/A-           775,188

    695,000        Utah State Municipal Power
                     Agency, Electric Systems
                     Revenue, FGIC Insured,
                     5.500%, 07/01/10                Aaa/AAA        $ 707,162
    650,000        Utah State Municipal Power
                     Agency, Electric Systems
                     Revenue, FGIC Insured,
                     5.500%, 07/01/11                Aaa/AAA          656,625
    875,000        Utah State Municipal Power
                     Agency, Electric Systems
                     Revenue, FGIC Insured,
                     5.250%, 07/01/18                Aaa/AAA          841,094

                                                                    3,907,944
                     Total Revenue Bonds                           19,386,816
                     Total Investments - 98.4%
                       (Cost $28,178,202**)                        28,935,635
                     Other assets in excess of
                       liabilities - 1.6%                             471,356
                     Net Assets - 100%                           $ 29,406,991

* Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

** Cost for Federal tax purposes is identical.

                See accompanying notes to financial statements.

                       TAX-FREE FUND FOR UTAH
                STATEMENT OF ASSETS AND LIABILITIES
                    DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments at value (identified cost - $28,178,202)             $ 28,935,635
Cash                                                                   93,511
Interest receivable                                                   341,127
Due from Administrator for reimbursement of expenses                   79,027
Receivable for Fund shares sold                                         1,420
Other assets                                                           15,100
    Total assets                                                   29,465,820

LIABILITIES
Dividends payable                                                      17,245
Distribution fees payable                                              17,077
Payable for Fund shares redeemed                                       13,147
Adviser and Administrator fees payable                                  6,414
Accrued expenses                                                        4,946
    Total liabilities                                                  58,829

NET ASSETS                                                       $ 29,406,991

Net Assets consist of:
Capital Stock - Authorized an unlimited number
 of shares, par value $.01 per share                                 $ 29,652
Additional paid-in capital                                         29,143,076
Accumulated net loss on investments                                  (523,170)
Net unrealized appreciation on investments                            757,433
                                                                 $ 29,406,991

CLASS A
  Net Assets                                                     $ 29,389,905
  Capital shares outstanding                                        2,963,437
  Net asset value and redemption price per share                       $ 9.92
  Offering price per share (100/96 of $9.92 adjusted
    to nearest cent)                                                  $ 10.33

CLASS C
  Net Assets                                                         $ 16,980
  Capital shares outstanding                                            1,712
  Net asset value and offering price per share                         $ 9.92
  Redemption price per share (*varies by length of
     time shares are held)                                               $ *

CLASS Y
  Net Assets                                                            $ 106
  Capital shares outstanding                                               11
  Net asset value, offering and redemption price per share             $ 9.92

             See accompanying notes to financial statements.

                       TAX-FREE FUND FOR UTAH
                       STATEMENT OF OPERATIONS
        FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest income                                                     $ 824,143

Expenses:
Investment Adviser fees (note B)                       $ 34,038
Administrator fees (note B)                              39,936
Distribution fees (note B)                               29,586
Transfer and shareholder servicing agent fees            18,000
Legal fees                                               16,000
Shareholders' reports and proxy statements               15,000
Audit and accounting fees                                10,000
Trustees' fees and expenses                               8,000
Registration fees and dues                                3,000
Custodian fees (note F)                                   2,347
Insurance                                                   500
Miscellaneous                                            11,176
                                                        187,583

Investment Adviser fees waived (note B)                 (25,169)
Administrator fees waived (note B)                      (29,588)
Reimbursement of expenses by Administrator
  (note B)                                              (90,539)
Expenses paid indirectly (note F)                        (2,347)
  Net expenses                                                        39,940
  Net investment income                                              784,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from securities transactions            (416)
Change in unrealized appreciation on investments       588,932
Net realized and unrealized gain on investments                       588,516
Net increase in net assets resulting from
  operations                                                      $ 1,372,719

                See accompanying notes to financial statements.

                        TAX-FREE FUND FOR UTAH
                 STATEMENTS OF CHANGES IN NET ASSETS
                            (UNAUDITED)

                                           Six Months Ended     Year Ended
                                           December 31, 1996    June 30, 1996
OPERATIONS:
  Net investment income                         $ 784,203        $ 1,565,842
  Net realized loss from securities
    transactions                                    (416)           (46,905)
  Change in unrealized appreciation on
    investments                                   588,932            442,737
  Change in net assets from operations          1,372,719          1,961,674

DISTRIBUTIONS TO SHAREHOLDERS (note E):
  Class A Shares:
  Net investment income                         (784,182)        (1,565,842)
  Distributions in excess of net
    investment income                             (9,015)                 -
  Net realized gain on investme                         -                 -

  Class C Shares:
  Net investment income                             (107)                 -
  Distributions in excess of net
    investment income                                 (1)                 -
  Net realized gain on investments                      -                 -

  Class Y Shares:
  Net investment income                               (4)                 -
  Distributions in excess of net
    investment income                                   -                 -
  Net realized gain on investments                      -                 -

  Change in net assets from distributions       (793,309)        (1,565,842)

CAPITAL SHARE TRANSACTIONS (note G):
  Proceeds from shares sold                     1,707,120          3,729,976
  Reinvested dividends and distributions          461,839            887,407
  Cost of shares redeemed                     (2,222,233)        (3,668,372)
  Change in net assets from capital
    share transactions                           (53,274)            949,011

  Change in net assets                            526,136          1,344,843

NET ASSETS:
  Beginning of period                          28,880,855         27,536,012
  End of period                              $ 29,406,991       $ 28,880,855

               See accompanying notes to financial statements.

                        TAX-FREE FUND FOR UTAH
                    NOTES TO FINANCIAL STATEMENTS
                           (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

         (1) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

                In Fiscal 1997, the Fund began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Fund's net asset value or distribution policy and conforms to the amortization policy followed by the Fund for Federal tax purposes.

         (2)        SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

         (3) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

         (4) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

         (5) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Fund are conducted through two separate management arrangements.

    First Security Investment Management, Inc. (the "Adviser"), serves as Investment Adviser to the Fund. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% of the net assets of the Fund.

    The Fund also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Fund's investments. These include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.27 of 1% of the net assets of the Fund.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. No such reduction in fees was required during the six months ended December 31, 1996.

    For the six months ended December 31, 1996, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $34,038 and $39,936 respectively, of which amounts the Adviser and Administrator waived $25,169 and $29,588, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $90,539.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1996, the Distributor received sales commissions in the amount of $967.

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1996, service fees on Class A Shares amounted to $29,558, of which the Distributor received $891.

    Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $21, of which the Distributor received $21.

    In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $7, of which the Distributor received $7.

    Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1996, purchases of securities and proceeds from the sales of securities aggregated $819,729 and $694,789, respectively.

    At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $822,891 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $65,458, for a net unrealized appreciation of $757,433.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

NOTE E - DISTRIBUTIONS:

    The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Fund has negotiated an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1996, the Fund's custodian fees amounted to $2,347, all of which was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

NOTE G - CAPITAL SHARE TRANSACTIONS:

Transactions in Capital Shares of the Fund were as follows:

                             Six Months Ended              Year Ended
                             December 31, 1996            June 30, 1996
                           Shares         Amount        Shares      Amount
CLASS A SHARES:
Proceeds from shares sold    174,933    $ 1,690,443     379,526   $ 3,729,776
Reinvested dividends and
  distributions               46,882        461,756      90,296       887,407
Cost of shares redeemed     (224,957)    (2,222,232)   (373,822)   (3,668,372)
Net change                    (3,142)     $ (70,033)     96,000     $ 948,811

                                                            Period Ended
                                                            June 30, 1996*
                                                          Shares       Amount
CLASS C SHARES:
Proceeds from shares sold      1,691       $ 16,677         10          $ 100
Reinvested dividends and
  distributions                   11             80
Cost of shares redeemed            -              -          -              -
Net change                     1,702       $ 16,757         10          $ 100

                                                             Period Ended
                                                             June 30, 1996*
                                                           Shares      Amount
CLASS Y SHARES:
Proceeds from shares sold          -            $ -          10         $ 100
Reinvested dividends and
  distributions                    -              2           -             -
Cost of shares redeemed            -              -           -             -
Net change                         -            $ 2          10         $ 100

Total transactions in
  Fund shares                 (1,440)     $ (53,274)     96,020     $ 949,011

* From May 21, 1996 (date of inception) through June 30, 1996.

                       TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS
                           (unaudited)

For a share outstanding throughout each period

                                              Class A(1)
                       Six Months                                  Period(2)
                         Ended            Year Ended June 30         Ended
                      Dec. 31, 1996   1996      1995      1994   June 30, 1993
Net Asset Value,
  Beginning of Period     $9.74      $9.59      $9.32      $10.00      $9.60

Income from Investment
  Operations:
  Net investment income    0.27       0.54       0.55        0.55       0.50
  Net gain (loss) on
    securities (both
    realized and
    unrealized)            0.18       0.15       0.27       (0.65)      0.40
  Total from Investment
    Operations             0.45       0.69       0.82       (0.10)      0.90

Less Distributions:
  Dividends from net
    investment income     (0.27)     (0.54)     (0.55)      (0.55)     (0.50)
  Distributions from
    capital gains              -          -          -      (0.03)         -
  Total Distributions     (0.27)     (0.54)     (0.55)      (0.58)     (0.50)

Net Asset Value, End
  of Period                $9.92      $9.74      $9.59      $9.32     $10.00

Total Return (not
  reflecting sales
  charge) (%)              4.66#       7.17       9.09      (1.09)     9.67#

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($ thousands)  29,340     28,881     27,536      26,116    12,938
  Ratio of Expenses to
    Average Net Assets(%)   0.27*      0.19       0.08        0.03        0*
  Ratio of Net Investment
    Income  to Average
    Net Assets (%)          5.30*      5.49       5.85        5.58     5.64*
  Portfolio Turnover
    Rate (%)                2.42      11.15      22.92       27.53    36.52#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
    Income ($)             0.22       0.43       0.43        0.40      0.27
  Ratio of Expenses to
    Average
    Net Assets (%)        1.22*       1.30       1.30        1.60      2.67*
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)            4.35*       4.37        4.63       4.00      2.97*

(1) Designated as Class A Shares on May 21, 1996.

(2) From July 24, 1992 (commencement of operations) to June 30, 1993.

 #  Not annualized

 *  Annualized.

For a share outstanding throughout each period

                                    Class C(1)               Class Y(1)
                              Six Months    Period(2)   Six Months  Period(2)
                              Ended         Ended       Ended        Ended
                              Dec. 31,      June 30,    Dec. 31,     June 30,
                              1996          1996        1996         1996
Net Asset Value, Beginning
  of Period                     $9.74         $9.77        $9.74        $9.77

Income from Investment
  Operations:
  Net investment income          0.23          0.05         0.34         0.06
  Net gain (loss) on
    securities (both
    realized and unrealized)     0.18         (0.03)        0.18        (0.03)

  Total from Investment
    Operations                   0.41          0.02         0.52         0.03

Less Distributions:
  Dividends from net
    investment income           (0.23)        (0.05)       (0.34)       (0.06)
  Distributions from
    capital gains                   -             -            -            -
  Total Distributions           (0.23)        (0.05)       (0.34)       (0.06)

Net Asset Value, End of
   Period                        $9.92        $9.74        $9.92        $9.74
Total Return (not
  reflecting sales charge)
  (%)                            4.30#        0.20#        5.42#        0.29#

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)            17          0.1          0.1         0.1
  Ratio of Expenses to
    Average Net Assets (%)       1.27*        0.14#        0.27*        0.03#
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                   4.30*        0.50#        5.30*        0.61#
  Portfolio Turnover Rate (%)     2.42        11.15         2.42        11.15

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment Income ($)       0.20         0.04        0.32          0.05
  Ratio of Expenses to
    Average Net Assets (%)       2.02*        0.23#       1.02*         0.11#
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                   3.55*        0.42#       4.55*         0.53#

(1) New Class of Shares established on May 21, 1996.

(2) From May 21, 1996 to June 30, 1996.

 #  Not annualized.

 *  Annualized.

REPORT ON THE ANNUAL AND SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

     The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the "Fund") was held on September 27, 1996.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the election of Lacy B. Herrmann, Philip E. Albrecht, Gary C. Cornia, William L. Ensign, D. George Harris, Anne J. Mills, and R. Thayne Robson as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 20,677,457.03 affirmative votes (98.28%); no more than 362,875.42 votes (1.72%) were withheld for any Trustee), and

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1997 (votes for: 20,509,926.19 (97.48%); votes against: 105,991.32 (0.50%); abstentions:
424,414.94 (2.02%); broker non-votes: 0  (0.00%)).
______________________________
* On the record date for this meeting, the holders of 2,964,994 Class A Shares, 10 Class C Shares and 10 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $28,819,945.38. The holders of shares entitled to vote representing a total net asset value of $21,040,332.45 (73.01%) were present in person or by proxy at the meeting.